Lease - Supplemental information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplemental lease cash flow disclosure
Operating cash flows for operating leases	$ 27
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 543
Weighted-average remaining lease term (years)	1 year 3 months
Weighted-average discount rate	6.00%